Related Party Transactions - Schedule of Provision for Doubtful Accounts Receivable from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Doubtful Accounts Receivable from Related Parties [Abstract]
Balance	$ (11,838)	$ (11,769)
(Impairment) reversals	(739)	909
Effect of foreign currency exchange differences	87	(978)
Balance	$ (12,490)	$ (11,838)